Warrants (Details) - USD ($)		3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026
Warrants [Line Items]
Warrant term		5 years	5 years
Warrant price per share		$ 0.01	$ 0.01
Redemption prior notice period		30 days	30 days
Change in fair value		$ (2,185,000)	$ (2,185,000)
Warrant [Member]
Warrants [Line Items]
Redemption of warrant per share		$ 18	$ 18
Warrant price per share		$ 0.1	$ 0.1
Redemption prior notice period		30 days	30 days
Change in fair value			$ 2,200,000
Minimum [Member]
Warrants [Line Items]
Number of trading days			10 days
Minimum [Member] | Warrant [Member]
Warrants [Line Items]
Number of trading days			10 days
Maximum [Member]
Warrants [Line Items]
Number of trading days			20 days
Maximum [Member] | Warrant [Member]
Warrants [Line Items]
Number of trading days			20 days
Common Class A [Member]
Warrants [Line Items]
Price per share		$ 18	$ 18
Common Class A [Member] | Warrant [Member]
Warrants [Line Items]
Redemption of warrant per share		10	10
Price per share		$ 10	$ 10